Personnel expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expenses
Short-term employee benefits - Salaries	$ 216,847	$ 135,676	$ 75,437
Short-term employee benefits - Social Security	16,274	12,785	9,087
Post-employment benefits	5,406	2,864	1,242
Termination benefits	401	818	1,005
Share-based payment	151,912	167,965	92,558
Employer social security contributions stock options	5,910	5,002	15,214
Total personnel expenses	$ 396,750	$ 325,110	$ 194,543